ACCRUED EXPENSES	12 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 8: ACCRUED EXPENSES

Accrued expenses is comprised of the following at:

	June 30,
	2021	2020
Accrued interest	$205,741	$118,161
Accrued wages	214,683	485,647
Other expenses	947,943	520,034
Total accrued expenses	$1,368,367	$1,123,842

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020